Leases - Schedule of Operating Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Right-of-use assets	$ 200	$ 191
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Current	$ 55	$ 54
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities	Other payables and accrued liabilities
Non-current	$ 148	$ 142
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Total lease liabilities	$ 203	$ 196